Reporting entity	12 Months Ended
Dec. 31, 2023
Disclosure Of Corporate Information [Abstract]
Reporting entity [Text Block]

1. Reporting entity

Hudbay Minerals Inc. ("HMI" or the "Company") is a company existing under the Canada Business Corporations Act. The address of the Company's principal executive office is 25 York Street, Suite 800, Toronto, Ontario. The audited consolidated financial statements ("financial statements") of the Company for the year ended December 31, 2023 and 2022 represent the financial position and the financial performance of the Company and its subsidiaries (together referred to as "Hudbay").

Wholly owned subsidiaries as at December 31, 2023 and 2022 include HudBay Marketing & Sales Inc. ("HMS"), HudBay Peru Inc., HudBay Peru S.A.C. ("Hudbay Peru"), HudBay (BVI) Inc., Hudbay Arizona Inc., Copper World, Inc. ("Copper World") and Mason Resources (US) Inc.("Mason"). On June 20, 2023, the Company acquired all of the issued and outstanding common shares of Copper Mountain Mining Corporation ("Copper Mountain") as part of a court-approved plan of arrangement. At the time, Copper Mountain held a 75% interest in Copper Mountain Mine (BC) Ltd. ("CMBC"), the entity that owns the Copper Mountain mine. Mitsubishi Materials Corporation ("MMC"), an arms-length party, owns the remaining 25% interest in CMBC. On September 14, 2023, the Company acquired all of the issued and outstanding common shares of Rockcliff Metals Corp. ("Rockcliff") as part of a court-approved plan of arrangement. Subsequent to year end, on January 1, 2024, the Company amalgamated with Copper Mountain and Rockcliff and continued as Hudbay Minerals Inc. Following the amalgamation, the Company directly holds a 75% interest in CMBC and is the direct holder of all of Rockcliff's mineral properties.

Hudbay is a diversified mining company with long-life assets in North and South America. Hudbay's operations in Cusco (Peru) produce copper with gold, silver and molybdenum by-products. Hudbay's operations in Manitoba (Canada) produce gold with copper, zinc and silver by-products. Hudbay's operations in British Columbia (Canada) produce copper with gold and silver by-products. Hudbay has a development pipeline that includes copper development projects in Arizona and Nevada (United States), and a focused growth strategy on exploration, development, operation, and optimization of properties that Hudbay already controls, as well as other mineral assets that Hudbay may acquire that fit the Company's strategic criteria. The Company is governed by the Canada Business Corporations Act and its shares are listed under the symbol "HBM" on the Toronto Stock Exchange, New York Stock Exchange and Bolsa de Valores de Lima.